Assets held for sale and detail of assets sold (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Land owned by Soquimich Comercial S.A.	$ 2,454	$ 1,430
Total assets held for sale	$ 2,454	$ 1,430